Adara Smaller Companies Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace/Defense - 2.4%
AAR Corp. (a)	11,755	$978,134
Aerovironment, Inc. (a)	1,433	400,466
Amprius Technologies, Inc. (a)	235,398	2,664,705
Astronics Corp. (a)	49,525	2,702,579
ATI, Inc. (a)	15,477	1,560,082
Curtiss-Wright Corp.	2,004	1,130,837
Hexcel Corp.	29,073	2,216,235
Karman Holdings, Inc. (a)	17,448	1,169,539
Mercury Systems, Inc. (a)	41,257	2,883,452
Moog, Inc. - Class A	1,762	404,696
National Presto Industries, Inc.	615	57,718
TAT Technologies Ltd. (a)	24,089	925,499
		17,093,942

Agriculture - 1.0%
Alico, Inc.	118,070	4,108,245
Darling Ingredients, Inc. (a)	8,943	327,403
Dole PLC	138,496	2,005,422
Fresh Del Monte Produce, Inc.	6,955	251,354
Vital Farms, Inc. (a)	23,581	771,099
		7,463,523

Airlines - 0.1%
SkyWest, Inc. (a)	8,137	826,068

Apparel - 0.6%
Canada Goose Holdings, Inc. (a)	47,923	672,360
Carter's, Inc.	11,938	380,942
Crocs, Inc. (a)	1,693	143,871
Kontoor Brands, Inc.	4,168	309,891
Lakeland Industries, Inc.	191,680	2,909,702
		4,416,766

Auto Manufacturers - 0.1%
Blue Bird Corp. (a)	17,674	922,936

Auto Parts & Equipment - 1.8%
Adient PLC (a)	18,535	360,691
BorgWarner, Inc.	6,155	265,034
Cooper-Standard Holdings, Inc. (a)	95,400	2,981,250
Dorman Products, Inc. (a)	1,368	180,945
Fox Factory Holding Corp. (a)	2,620	38,750
Gentherm, Inc. (a)	922	32,888
Goodyear Tire & Rubber Co. (a)	37,059	320,931
Miller Industries, Inc.	48,820	1,891,287
Motorcar Parts of America, Inc. (a)	288,030	3,796,235
Standard Motor Products, Inc.	6,173	231,735
Strattec Security Corp. (a)	31,650	2,373,750
		12,473,496

Banks - 7.7%
Ameris Bancorp	2,245	170,081
Atlantic Union Bankshares Corp.	8,734	295,471
Bankwell Financial Group, Inc.	69,510	3,190,509
Banner Corp.	1,733	108,850
Cadence Bank	22,282	887,715
Capital Bancorp, Inc.	80,660	2,242,348
Central Pacific Financial Corp.	3,784	112,536
City Holding Co.	4,208	510,472
Coastal Financial Corp.(a)	25,619	2,852,676
Colony Bankcorp, Inc.	157,797	2,706,219
Columbia Banking System, Inc.	7,350	203,742
Commercial Bancgroup, Inc. (a)	51,058	1,262,664
Community Financial System, Inc.	1,997	113,350
ConnectOne Bancorp, Inc.	5,049	127,588
Customers Bancorp, Inc. (a)	13,377	921,675
Dime Community Bancshares, Inc.	1,047	29,682
Eastern Bankshares, Inc.	5,441	102,454
First BanCorp	38,999	771,010
First Business Financial Services, Inc.	58,299	3,044,374
First Commonwealth Financial Corp.	18,699	303,859
First Financial Bancorp	24,036	598,016
First Financial Bankshares, Inc.	13,162	411,181
First Hawaiian, Inc.	13,502	336,470
First Interstate BancSystem, Inc. - Class A	7,996	262,589
First Merchants Corp.	2,329	85,800
Five Star Bancorp	69,830	2,408,437
Fulton Financial Corp.	93,763	1,701,798
Glacier Bancorp, Inc.	40,107	1,696,526
Heritage Commerce Corp.	7,938	86,445
Hope Bancorp, Inc.	27,648	293,622
Horizon Bancorp, Inc.	177,390	3,040,465
Huntington Bancshares, Inc.	23,039	375,536
Independent Bank Corp.	1,193	85,956
Metropolitan Bank Holding Corp.	46,386	3,460,859
NBT Bancorp, Inc.	1,326	54,976
Northeast Bank	44,840	3,985,379
OFG Bancorp	7,960	316,251
Old National Bancorp	10,450	227,078
Orrstown Financial Services, Inc.	61,006	2,181,575
Park National Corp.	737	113,166
Parke Bancorp, Inc.	121,411	2,779,098
Peapack-Gladstone Financial Corp.	2,621	70,767
Preferred Bank	1,275	120,373
S&T Bancorp, Inc.	8,702	343,555
Seacoast Banking Corp. of Florida	48,892	1,543,032
Southside Bancshares, Inc.	4,513	132,366
Stellar Bancorp, Inc.	2,051	64,832
Stock Yards Bancorp, Inc.	1,084	71,728
TriCo Bancshares	3,184	153,150
UMB Financial Corp.	4,909	545,292
United Community Banks, Inc.	12,730	389,029
Unity Bancorp, Inc.	62,140	3,108,864
VersaBank	242,740	2,937,154
Walker & Dunlop, Inc.	1,239	80,089
Washington Trust Bancorp, Inc.	4,356	123,710
WesBanco, Inc.	11,998	387,175
		54,529,614

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	2,790	454,631
Vita Coco Co., Inc. (a)	77,393	4,133,560
		4,588,191

Biotechnology - 7.4%
ANI Pharmaceuticals, Inc. (a)	11,006	933,859
Apogee Therapeutics, Inc. (a)	30,652	2,206,024
Arcellx, Inc. (a)	10,733	780,396
Arcus Biosciences, Inc. (a)	6,260	163,386
Arcutis Biotherapeutics, Inc. (a)	79,198	2,427,419
Arrowhead Pharmaceuticals, Inc. (a)	8,589	452,640
Bright Minds Biosciences, Inc. (a)	14,984	1,048,880
Celcuity, Inc. (a)	18,589	1,880,091
Certara, Inc. (a)	73,432	672,637
Cogent Biosciences, Inc. (a)	8,001	321,800
Crinetics Pharmaceuticals, Inc. (a)	84,560	3,852,554
Cullinan Therapeutics, Inc. (a)	6,212	70,630
Cytokinetics, Inc. (a)	4,225	287,849
Edgewise Therapeutics, Inc. (a)	73,921	1,924,903
Immunome, Inc. (a)	109,977	2,025,776
Invivyd, Inc. (a)	386,139	938,318
Keros Therapeutics, Inc. (a)	9,554	167,004
Kiniksa Pharmaceuticals International PLC (a)	47,115	2,003,330
Kura Oncology, Inc. (a)	8,218	99,767
Ligand Pharmaceuticals, Inc. (a)	12,743	2,589,123
MBX Biosciences, Inc. (a)	67,071	2,313,279
Mind Medicine MindMed, Inc. (a)	171,569	2,170,348
Myriad Genetics, Inc. (a)	13,950	106,438
NeoGenomics, Inc. (a)	142,002	1,718,224
Olema Pharmaceuticals, Inc. (a)	30,086	852,036
Praxis Precision Medicines, Inc. (a)	19,393	3,809,949
Precigen, Inc. (a)	327,122	1,252,877
Relay Therapeutics, Inc. (a)	19,074	151,066
Rezolute, Inc. (a)	72,082	700,637
Rocket Pharmaceuticals, Inc. (a)	19,238	65,794
Roivant Sciences Ltd. (a)	70,543	1,468,000
Sarepta Therapeutics, Inc. (a)	5,562	118,693
Scholar Rock Holding Corp. (a)	47,981	2,114,043
Septerna, Inc. (a)	77,166	2,239,357
Structure Therapeutics, Inc. - ADR (a)	57,333	2,053,095
Tarsus Pharmaceuticals, Inc. (a)	31,287	2,501,709
Upstream Bio, Inc. (a)	5,900	168,740
Vericel Corp. (a)	1,632	65,688
Vir Biotechnology, Inc. (a)	25,747	165,296
WaVe Life Sciences Ltd. (a)	115,024	892,586
Xencor, Inc. (a)	15,794	273,552
Xenon Pharmaceuticals, Inc. (a)	54,975	2,458,482
		52,506,275

Building Materials - 2.0%
AAON, Inc.	6,180	577,706
American Woodmark Corp. (a)	1,043	57,501
Apogee Enterprises, Inc.	7,722	281,158
Armstrong World Industries, Inc.	5,021	952,685
Boise Cascade Co.	3,571	272,253
Gibraltar Industries, Inc. (a)	4,141	206,884
Modine Manufacturing Co. (a)	10,138	1,643,674
NWPX Infrastructure, Inc. (a)	68,680	4,026,022
Simpson Manufacturing Co., Inc.	2,069	346,309
SPX Technologies, Inc. (a)	4,521	972,196
Tecogen, Inc. (a)	88,648	661,314
Titan America SA	135,729	2,204,239
UFP Industries, Inc.	25,158	2,339,442
		14,541,383

Chemicals - 0.8%
AdvanSix, Inc.	3,917	60,283
Balchem Corp.	1,142	178,392
Celanese Corp.	4,449	185,301
Chemours Co.	9,276	118,640
Codexis, Inc. (a)	325,722	563,499
FMC Corp.	9,260	132,325
Innospec, Inc.	1,121	83,806
Koppers Holdings, Inc.	7,974	236,589
Orion SA	17,781	90,327
Perimeter Solutions, Inc. (a)	96,152	2,680,718
Rogers Corp. (a)	1,868	156,557
Sensient Technologies Corp.	10,447	1,018,478
Stepan Co.	2,701	122,436
Tronox Holdings PLC	51,301	212,386
		5,839,737

Coal - 0.2%
Warrior Met Coal, Inc.	21,694	1,698,423

Commercial Services - 5.4%
Acacia Research Corp. (a)	338,130	1,264,606
Adtalem Global Education, Inc. (a)	3,449	319,239
Alight, Inc. - Class A	137,966	318,701
American Public Education, Inc. (a)	95,823	3,336,078
AMN Healthcare Services, Inc. (a)	3,294	54,845
Arlo Technologies, Inc. (a)	168,821	2,447,904
BGSF, Inc.	128,350	594,261
BrightView Holdings, Inc. (a)	6,056	76,427
Brink's Co.	4,054	455,386
CoreCivic, Inc. (a)	231,877	4,185,380
CPI Card Group, Inc. (a)	42,020	567,690
Cross Country Healthcare, Inc. (a)	6,965	71,461
EVERTEC, Inc.	19,458	562,336
Forrester Research, Inc. (a)	64,200	461,598
GEO Group, Inc. (a)	38,619	608,635
GXO Logistics, Inc. (a)	62,178	3,154,912
Heidrick & Struggles International, Inc.	2,031	119,565
Herc Holdings, Inc.	8,313	1,116,187
Insperity, Inc.	14,573	515,447
Lincoln Educational Services Corp. (a)	158,725	3,266,561
MarketAxess Holdings, Inc.	1,203	197,160
Matthews International Corp. - Class A	5,499	134,945
Perdoceo Education Corp.	10,039	280,690
Progyny, Inc. (a)	49,493	1,305,130
RCM Technologies, Inc. (a)	94,350	1,847,373
Rent-A-Center, Inc.	3,409	61,089
Repay Holdings Corp. (a)	322,180	1,069,638
Strategic Education, Inc.	1,789	139,578
Universal Technical Institute, Inc. (a)	61,111	1,406,775
USCB Financial Holdings, Inc.	141,640	2,519,776
Verra Mobility Corp. (a)	66,966	1,461,198
WEX, Inc. (a)	14,472	2,147,066
Willdan Group, Inc. (a)	8,896	897,606
WillScot Holdings Corp.	80,577	1,591,396
		38,556,639

Computers - 1.5%
Amentum Holdings, Inc. (a)	2,599	74,409
ASGN, Inc. (a)	2,386	107,394
CACI International, Inc. - Class A (a)	1,145	706,580
Cantaloupe, Inc. (a)	9,881	105,430
ExlService Holdings, Inc. (a)	7,485	297,379
Figure Technology Solutions, Inc. - Class A (a)	14,986	543,093
Insight Enterprises, Inc. (a)	2,176	188,376
MAXIMUS, Inc.	17,471	1,504,078
NCR Voyix Corp. (a)	49,502	500,465
One Stop Systems, Inc. (a)	179,478	1,093,021
Rimini Street, Inc. (a)	616,540	2,349,018
Sandisk Corp. (a)	6,400	1,428,992
Science Applications International Corp.	10,476	903,136
Whitefiber, Inc. (a)	33,821	724,784
		10,526,155

Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.	11,427	204,086
elf Beauty, Inc. (a)	8,510	648,207
Interparfums, Inc.	16,043	1,303,814
Oddity Tech Ltd. - Class A (a)	17,719	766,524
Prestige Brands Holdings, Inc. (a)	3,474	206,877
		3,129,508

Distribution/Wholesale - 0.9%
G-III Apparel Group Ltd. (a)	19,012	554,200
OPENLANE, Inc. (a)	43,780	1,113,763
Pool Corp.	2,106	513,022
SiteOne Landscape Supply, Inc. (a)	4,662	626,013
ThredUp, Inc. - Class A (a)	179,896	1,352,818
VSE Corp.	13,565	2,444,277
WESCO International, Inc.	371	99,209
		6,703,302

Diversified Financial Services - 1.9%
Dave, Inc. (a)	10,337	2,256,154
Encore Capital Group, Inc. (a)	3,458	179,436
Enova International, Inc. (a)	3,612	473,497
Houlihan Lokey, Inc.	7,663	1,344,090
Interactive Brokers Group, Inc. - Class A	12,252	796,625
LendingClub Corp. (a)	94,343	1,707,608
Miami International Holdings, Inc. (a)	38,379	1,750,466
Moelis & Co., Class A	25,096	1,610,410
Perella Weinberg Partners	37,564	685,919
Radian Group, Inc.	14,590	518,675
Silvercrest Asset Management Group, Inc. - Class A	85,526	1,180,259
Virtus Investment Partners, Inc.	807	128,789
WisdomTree, Inc.	65,119	718,914
World Acceptance Corp. (a)	2,155	333,292
		13,684,134

Electric - 0.7%
Ameresco, Inc. - Class A (a)	37,517	1,302,215
Hawaiian Electric Industries, Inc. (a)	39,161	460,533
Northwestern Energy Group, Inc.	30,779	2,126,521
TXNM Energy, Inc.	19,452	1,136,970
Unitil Corp.	2,272	114,123
		5,140,362

Electrical Components & Equipment - 1.5%
American Superconductor Corp. (a)	57,923	1,800,826
AZZ, Inc.	14,116	1,488,109
Belden, Inc.	9,996	1,133,546
Graham Corp. (a)	20,579	1,183,293
Littelfuse, Inc.	1,079	276,246
nLight, Inc. (a)	61,489	2,166,257
Powell Industries, Inc.	7,108	2,297,448
		10,345,725

Electronics - 3.0%
Allient, Inc.	28,771	1,549,606
Applied Optoelectronics, Inc. (a)	37,706	1,009,767
Badger Meter, Inc.	2,217	395,823
Benchmark Electronics, Inc.	4,446	199,759
Brady Corp. - Class A	2,928	229,087
Coherent Corp. (a)	3,416	561,112
Comtech Telecommunications Corp. (a)	192,060	587,704
ESCO Technologies, Inc.	4,793	1,020,478
Evolv Technologies Holdings, Inc. (a)	276,123	1,764,426
Ingram Micro Holding Corp.	67,247	1,439,758
Itron, Inc. (a)	4,655	461,031
Kimball Electronics, Inc. (a)	133,440	3,856,416
Knowles Corp. (a)	7,352	165,273
Mirion Technologies, Inc. (a)	112,693	2,932,272
OSI Systems, Inc. (a)	1,136	307,685
Plexus Corp. (a)	2,641	377,531
Sanmina Corp. (a)	6,648	1,038,185
SYNNEX Corp.	830	126,558
TTM Technologies, Inc. (a)	8,548	599,899
Vontier Corp.	70,532	2,558,901
		21,181,271

Energy-Alternate Sources - 0.9%
Eos Energy Enterprises, Inc. (a)	284,600	4,283,230
Fluence Energy, Inc. (a)	39,114	768,199
REX American Resources Corp. (a)	5,040	166,270
Shoals Technologies Group, Inc. - Class A (a)	104,154	873,852
Sunrun, Inc. (a)	7,050	142,762
		6,234,313

Engineering & Construction - 3.1%
Argan, Inc.	4,654	1,839,261
Bowman Consulting Group Ltd. (a)	101,600	3,675,888
Comfort Systems USA, Inc.	4,006	3,913,622
Construction Partners, Inc. - Class A (a)	16,130	1,758,170
EMCOR Group, Inc.	4,741	2,916,047
Exponent, Inc.	2,780	200,994
Latham Group, Inc. (a)	152,328	1,089,145
Mistras Group, Inc. (a)	104,620	1,254,394
MYR Group, Inc. (a)	11,692	2,622,749
Shimmick Corp. (a)	182,250	481,140
Sterling Construction Co., Inc. (a)	2,077	715,132
TopBuild Corp. (a)	2,707	1,224,917
Uniti Group, Inc. (a)	29,867	190,253
		21,881,712

Entertainment - 1.7%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	51,543
Cinemark Holdings, Inc.	7,468	204,474
IMAX Corp., (Canada) (a)	102,774	3,812,915
Monarch Casino & Resort, Inc.	3,215	310,505
Pursuit Attractions and Hospitality, Inc. (a)	58,560	2,010,365
Rush Street Interactive, Inc. (a)	161,503	2,978,115
Scientific Games Corp. (a)	6,167	610,965
United Parks & Resorts, Inc. (a)	43,272	1,561,686
Vail Resorts, Inc.	5,356	750,965
		12,291,533

Environmental Control - 0.6%
CECO Environmental Corp. (a)	67,594	3,525,027
PureCycle Technologies, Inc. (a)	15,408	135,590
Tetra Tech, Inc.	15,990	555,493
		4,216,110

Food - 0.6%
B&G Foods, Inc.	75,320	347,225
Ingles Markets, Inc. - Class A	26,982	2,075,456
J&J Snack Foods Corp.	578	53,378
Nomad Foods Ltd.	63,841	780,775
United Natural Foods, Inc. (a)	19,944	744,111
Weis Markets, Inc.	1,995	129,615
		4,130,560

Gas - 0.6%
MDU Resources Group, Inc.	86,528	1,844,777
Northwest Natural Holding, Co.	10,869	537,689
Southwest Gas Holdings, Inc.	20,417	1,695,632
		4,078,098

Hand/Machine Tools - 0.4%
Franklin Electric Co., Inc.	1,896	180,404
Hurco Cos., Inc. (a)	70,790	1,146,798
MSA Safety, Inc.	7,359	1,187,007
		2,514,209

Healthcare-Products - 5.1%
ABIOMED Inc. (a)(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	244,730	4,811,392
Albireo Pharma Inc. (a)(b)	1,908	0
Alphatec Holdings, Inc. (a)	140,965	3,178,761
AngioDynamics, Inc. (a)	99,565	1,234,606
Beta Bionics, Inc. (a)	56,027	1,755,886
Brooks Automation, Inc. (a)	2,595	92,278
CryoLife, Inc. (a)	35,059	1,635,853
Embecta Corp.	80,339	1,024,724
Enovis Corp. (a)	39,684	1,201,235
Establishment Labs Holdings, Inc. (a)	25,737	1,783,317
Glaukos Corp. (a)	2,161	229,693
GRAIL, Inc. (a)	9,200	1,015,588
Guardant Health, Inc. (a)	9,335	1,012,101
Haemonetics Corp. (a)	25,906	2,107,453
ICU Medical, Inc. (a)	14,339	2,128,481
Integra LifeSciences Holdings Corp. (a)	13,397	175,769
LeMaitre Vascular, Inc.	934	77,475
Masimo Corp. (a)	2,530	360,348
Merit Medical Systems, Inc. (a)	3,088	267,390
Neogen Corp. (a)	22,278	133,222
NeuroPace, Inc. (a)	74,312	1,215,744
OmniAb, Inc. (a)(b)	370	0
OmniAb, Inc. (a)(b)	370	0
Omnicell, Inc. (a)	22,082	806,214
Repligen Corp. (a)	10,483	1,792,803
Sensus Healthcare, Inc. (a)	288,730	1,209,779
SI-BONE, Inc. (a)	88,929	1,730,558
STAAR Surgical Co. (a)	2,784	73,887
Tactile Systems Technology, Inc. (a)	41,999	1,079,794
Tandem Diabetes Care, Inc. (a)	89,078	1,871,529
Teleflex, Inc.	899	102,863
TransMedics Group, Inc. (a)	11,648	1,704,219
West Pharmaceutical Services, Inc.	2,836	786,281
		36,599,243

Healthcare-Services - 1.6%
Addus HomeCare Corp. (a)	10,404	1,250,561
Ardent Health, Inc. (a)	55,851	490,372
Chemed Corp.	621	272,737
CorVel Corp. (a)	1,296	94,841
Ensign Group, Inc.	2,982	553,280
Fortrea Holdings, Inc. (a)	29,756	378,199
GeneDx Holdings Corp. (a)	9,596	1,602,052
HealthEquity, Inc. (a)	1,801	189,429
MEDNAX, Inc. (a)	54,613	1,315,627
National HealthCare Corp.	3,006	409,688
PACS Group, Inc. (a)	5,433	181,517
Privia Health Group, Inc. (a)	66,130	1,611,588
RadNet, Inc. (a)	24,342	2,015,274
Surgery Partners, Inc. (a)	57,733	985,503
US Physical Therapy, Inc.	1,232	90,983
		11,441,651

Home Builders - 1.6%
Cavco Industries, Inc. (a)	2,753	1,639,824
Century Communities, Inc.	32,861	2,145,495
Champion Homes, Inc. (a)	21,700	1,862,728
Installed Building Products, Inc.	7,681	2,058,662
LCI Industries	10,859	1,234,342
LGI Homes, Inc. (a)	23,768	1,236,411
M/I Homes, Inc. (a)	5,874	808,204
Winnebago Industries, Inc.	5,231	189,310
		11,174,976

Home Furnishings - 0.5%
Ethan Allen Interiors, Inc.	3,342	79,005
Hamilton Beach Brands Holding Co. - Class A	142,410	2,271,439
Leggett & Platt, Inc.	39,904	409,415
Universal Electronics, Inc. (a)	145,490	481,572
		3,241,431

Household Products/Wares - 0.0% (c)
Quanex Building Products Corp.	1,957	25,363
WD-40 Co.	1,574	308,189
		333,552

Housewares - 0.0% (c)
Central Garden & Pet Co. (a)	1,215	41,505
Central Garden & Pet Co. - Class A (a)	303	9,375
Lifetime Brands, Inc.	25,300	96,393
Newell Brands, Inc.	9,405	34,328
		181,601

Insurance - 3.5%
American Integrity Insurance Group, Inc. (a)	112,800	2,384,592
Aspen Insurance Holdings Ltd. - Class A (a)	25,035	927,547
Assured Guaranty Ltd.	31,315	2,835,260
Axis Capital Holdings Ltd.	22,637	2,314,407
Employers Holdings, Inc.	3,627	144,536
Genworth Financial, Inc. - Class A (a)	335,803	2,914,770
HCI Group, Inc.	9,500	1,688,625
Heritage Insurance Holdings, Inc. (a)	154,477	4,487,557
NMI Holdings, Inc. - Class A (a)	30,647	1,169,183
RLI Corp.	2,956	182,267
Safety Insurance Group, Inc.	1,593	121,100
Selective Insurance Group, Inc.	3,866	303,713
Stewart Information Services Corp.	2,200	168,586
TypTap Insurance Group, Inc. (a)	40,768	768,477
White Mountains Insurance Group Ltd.	2,245	4,544,441
		24,955,061

Internet - 2.0%
Bumble, Inc. - Class A (a)	37,209	132,092
DHI Group, Inc. (a)	1,504,460	2,828,385
ePlus, Inc.	40,638	3,641,165
Figs, Inc. - Class A (a)	109,180	1,068,872
HealthStream, Inc.	2,700	67,905
Q2 Holdings, Inc. (a)	18,455	1,331,159
QuinStreet, Inc. (a)	5,337	74,504
RealReal, Inc. (a)	222,398	3,220,323
Shutterstock, Inc.	12,201	254,025
TripAdvisor, Inc. (a)	69,810	1,038,075
Yelp, Inc. (a)	25,282	730,903
		14,387,408

Investment Companies - 1.2%
Cannae Holdings, Inc.	83,534	1,344,897
Cipher Mining, Inc. (a)	70,345	1,431,521
Core Scientific, Inc. (a)	36,236	612,026
HA Sustainable Infrastructure Capital, Inc.	3,141	107,925
Hut 8 Corp. (a)	16,168	727,560
MARA Holdings, Inc. (a)	4,676	55,223
Terawulf, Inc. (a)	252,794	3,920,835
		8,199,987

Iron/Steel - 0.5%
Carpenter Technology Corp.	11,908	3,793,174

Leisure Time - 0.4%
Callaway Golf Co. (a)	8,836	113,808
Lindblad Expeditions Holdings, Inc. (a)	137,560	1,654,847
OneSpaWorld Holdings Ltd.	58,722	1,199,103
		2,967,758

Lodging - 0.2%
Boyd Gaming Corp.	4,776	397,841
Marcus Corp.	59,210	929,597
		1,327,438

Machinery-Construction & Mining - 0.4%
Babcock & Wilcox Enterprises, Inc. (a)	121,159	757,244
Bloom Energy Corp. - Class A (a)	7,278	795,049
BWX Technologies, Inc.	8,379	1,498,835
		3,051,128

Machinery-Diversified - 1.6%
Albany International Corp. - Class A	1,126	53,688
Applied Industrial Technologies, Inc.	5,860	1,516,685
Chart Industries, Inc. (a)	3,219	656,515
DXP Enterprises, Inc. (a)	9,394	882,942
Flowserve Corp.	26,097	1,862,021
Power Solutions International, Inc. (a)	17,032	921,090
Tennant Co.	18,851	1,378,574
Toro Co.	5,348	372,969
Twin Disc, Inc.	219,545	3,413,925
		11,058,409

Media - 0.1%
Cable One, Inc.	3,868	453,291
Scholastic Corp.	5,558	164,183
Sinclair, Inc.	17,962	283,081
		900,555

Metal Fabricate/Hardware - 1.9%
Advanced Drainage Systems, Inc.	8,989	1,369,744
Helios Technologies, Inc.	21,978	1,186,592
Janus International Group, Inc. (a)	115,465	717,038
Mueller Industries, Inc.	11,950	1,312,946
NN, Inc. (a)	172,050	218,503
Proto Labs, Inc. (a)	28,413	1,443,949
Standex International Corp.	7,917	1,940,932
Valmont Industries, Inc.	3,291	1,359,084
Xometry, Inc. - Class A (a)	66,359	3,880,011
		13,428,799

Mining - 2.4%
Almonty Industries, Inc. (a)	157,934	1,083,427
Centrus Energy Corp. - Class A (a)	11,844	3,071,149
Century Aluminum Co. (a)	18,637	558,551
Energy Fuels Inc. (a)	97,870	1,409,328
IAMGOLD Corp. (a)	207,547	3,225,280
Ivanhoe Electric, Inc. (a)	156,284	2,236,424
MP Materials Corp. (a)	13,304	824,183
Perpetua Resources Corp. (a)	71,176	1,832,070
United States Antimony Corp. (a)	96,105	587,202
Uranium Energy Corp. (a)	199,400	2,446,638
		17,274,252

Miscellaneous Manufacturing - 1.5%
Axon Enterprise, Inc. (a)	5,340	2,884,348
Core Molding Technologies, Inc. (a)	59,710	1,128,519
Enpro, Inc.	4,961	1,105,559
Fabrinet (a)	5,661	2,600,720
Federal Signal Corp.	10,129	1,154,706
JBT Marel Corp.	2,493	350,341
Materion Corp.	2,877	351,541
Park Aerospace Corp.	44,848	869,603
Smith & Wesson Brands, Inc.	7,143	62,215
		10,507,552

Office Furnishings - 0.0% (c)
Interface, Inc.	11,644	324,984

Office-Business Equipment - 0.0% (c)
Pitney Bowes, Inc.	10,806	106,547

Oil & Gas - 0.8%
Delek US Holdings, Inc.	45,887	1,774,450
Evolution Petroleum Corp.	36,181	142,191
Expand Energy Corp.	9,762	1,190,281
Helmerich & Payne, Inc.	16,912	471,845
Patterson-UTI Energy, Inc.	112,890	655,891
PBF Energy, Inc. - Class A	5,245	180,848
Range Resources Corp.	29,237	1,154,569
Talos Energy, Inc. (a)	6,990	80,105
		5,650,180

Oil & Gas Services - 2.2%
DMC Global, Inc. (a)	230,950	1,434,200
DNOW, Inc. (a)	21,114	294,756
Expro Group Holdings NV (a)	65,759	917,338
Flotek Industries, Inc. (a)	45,246	646,565
Helix Energy Solutions Group, Inc. (a)	41,891	278,994
Kodiak Gas Services, Inc.	39,826	1,401,875
Liberty Energy, Inc.	37,012	658,073
National Energy Services Reunited Corp. (a)	88,863	1,238,750
Natural Gas Services Group, Inc.	157,720	4,884,588
Oceaneering International, Inc. (a)	35,309	861,540
Solaris Energy Infrastructure, Inc.	24,317	1,164,541
TETRA Technologies, Inc. (a)	198,876	1,545,267
		15,326,487

Pharmaceuticals - 2.3%
AbCellera Biologics, Inc. (a)	120,162	448,204
Amphastar Pharmaceuticals, Inc. (a)	6,771	187,557
Amylyx Pharmaceuticals, Inc. (a)	113,350	1,697,983
Arvinas, Inc. (a)	8,832	111,151
BellRing Brands, Inc. (a)	25,803	797,055
Collegium Pharmaceutical, Inc. (a)	2,619	122,255
Corcept Therapeutics, Inc. (a)	3,332	264,561
Guardian Pharmacy Services, Inc. - Class A (a)	37,681	1,103,300
Indivior PLC (a)	66,751	2,242,833
Madrigal Pharmaceuticals, Inc. (a)	334	199,391
Pacira BioSciences, Inc. (a)	12,980	305,939
Protagonist Therapeutics, Inc. (a)	31,058	2,795,220
Rhythm Pharmaceuticals, Inc. (a)	28,071	3,062,265
Spyre Therapeutics, Inc. (a)	53,170	1,595,100
Xeris Biopharma Holdings, Inc. (a)	196,911	1,413,821
		16,346,635

Private Equity - 0.2%
P10, Inc. - Class A	131,061	1,229,352

Real Estate - 0.7%
Howard Hughes Holdings, Inc. (a)	13,149	1,177,230
Kennedy-Wilson Holdings, Inc.	23,811	231,681
McGrath RentCorp	33,608	3,464,313
		4,873,224

REITS - 1.9%
Agree Realty Corp.	1,641	123,436
Alexander & Baldwin, Inc.	4,543	71,007
Alexander's, Inc.	670	141,993
Alpine Income Property Trust, Inc.	110,204	1,910,937
American Assets Trust, Inc.	14,803	288,659
Apollo Commercial Real Estate Finance, Inc.	44,054	446,267
Blackstone Mortgage Trust, Inc. - Class A	6,106	118,884
CareTrust REIT, Inc.	7,113	266,951
Centerspace	2,329	155,484
Chimera Investment Corp.	18,396	235,285
DiamondRock Hospitality Co.	13,130	119,614
EastGroup Properties, Inc.	2,590	469,256
Getty Realty Corp.	5,173	147,275
Gladstone Commercial Corp.	10,245	113,310
Global Medical REIT, Inc.	45,708	1,516,134
Global Net Lease, Inc.	24,433	200,595
Highwoods Properties, Inc.	6,502	180,756
Kite Realty Group Trust	7,450	172,393
LXP Industrial Trust	2,422	117,467
Medical Properties Trust, Inc.	67,175	386,928
NETSTREIT Corp.	3,764	68,994
NexPoint Residential Trust, Inc.	2,074	65,974
Outfront Media, Inc. (a)	49,235	1,158,500
PennyMac Mortgage Investment Trust	24,404	313,347
Piedmont Realty Trust, Inc. - Class A	33,537	293,113
PotlatchDeltic Corp.	1,462	58,831
Redwood Trust, Inc.	77,920	429,339
Regency Centers Corp.	2,758	196,259
Safehold, Inc.	25,314	351,105
Saul Centers, Inc.	2,685	83,504
Service Properties Trust	37,213	64,751
Sunrise Realty Trust, Inc.	150,160	1,509,108
Tanger, Inc.	33,410	1,121,908
TPG RE Finance Trust, Inc.	8,617	78,329
Whitestone REIT	14,111	187,535
		13,163,228

Retail - 4.5%
Abercrombie & Fitch Co. - Class A (a)	2,464	241,152
Advance Auto Parts, Inc.	2,595	134,629
Asbury Automotive Group, Inc. (a)	15,526	3,610,882
BJ's Restaurants, Inc. (a)	7,047	270,252
Black Rock Coffee Bar, Inc. - Class A (a)	24,942	567,431
Bloomin' Brands, Inc.	9,869	70,070
BlueLinx Holdings, Inc. (a)	14,349	895,234
Boot Barn Holdings, Inc. (a)	10,908	2,114,189
Buckle, Inc.	2,951	166,673
Build-A-Bear Workshop, Inc.	68,890	3,658,059
Casey's General Stores, Inc.	1,888	1,077,028
Destination XL Group, Inc. (a)	473,670	461,497
FirstCash Holdings, Inc.	2,930	464,141
Five Below, Inc. (a)	3,696	609,433
Group 1 Automotive, Inc.	2,270	910,361
Guess?, Inc.	12,246	208,917
Kohl's Corp.	4,833	118,843
Krispy Kreme, Inc.	24,973	104,387
Lithia Motors, Inc.	382	121,797
Murphy USA, Inc.	8,183	3,151,028
National Vision Holdings, Inc. (a)	136,857	3,948,324
Nu Skin Enterprises, Inc. - Class A	35,505	351,144
ODP Corp. (a)	4,256	119,040
Ollie's Bargain Outlet Holdings, Inc. (a)	10,778	1,326,880
Portillo's, Inc. - Class A (a)	27,681	144,495
PriceSmart, Inc.	21,734	2,675,455
Red Robin Gourmet Burgers, Inc. (a)	541,650	2,372,427
RH (a)	2,399	378,058
Shake Shack, Inc., Class A (a)	6,307	551,736
Shoe Carnival, Inc.	6,304	104,142
Signet Jewelers Ltd.	5,100	510,816
Texas Roadhouse, Inc.	2,804	491,401
Tilly's, Inc. - Class A (a)	196,550	269,274
		32,199,195

Savings & Loans - 1.2%
Axos Financial, Inc. (a)	3,461	284,425
Banc of California, Inc.	1,809	33,358
Beacon Financial Corp.	17,583	449,949
FS Bancorp, Inc.	86,104	3,525,959
Home Bancorp, Inc.	33,700	1,869,339
Northfield Bancorp, Inc.	9,880	106,210
Northwest Bancshares, Inc.	5,826	69,679
OceanFirst Financial Corp.	5,361	101,055
Provident Financial Services, Inc.	15,571	298,652
Riverview Bancorp, Inc.	312,620	1,647,507
		8,386,133

Semiconductors - 3.6%
Advanced Energy Industries, Inc.	8,922	1,884,237
Aehr Test Systems (a)	37,433	859,836
Allegro MicroSystems, Inc. (a)	34,372	917,389
Amtech Systems, Inc. (a)	260,480	2,044,768
AXT, Inc. (a)	273,350	2,924,845
Camtek Ltd. (a)	5,770	607,552
CEVA, Inc. (a)	2,534	54,709
Cirrus Logic, Inc. (a)	3,525	424,198
FormFactor, Inc. (a)	20,584	1,132,532
inTEST Corp. (a)	217,170	1,750,390
Kulicke & Soffa Industries, Inc.	6,419	289,561
Lattice Semiconductor Corp. (a)	13,518	949,099
MKS, Inc.	1,371	214,411
Monolithic Power Systems, Inc.	1,952	1,811,788
Onto Innovation, Inc. (a)	13,402	1,918,630
Photronics, Inc. (a)	7,595	174,001
Power Integrations, Inc.	6,328	212,621
Semtech Corp. (a)	911	67,560
Silicon Motion Technology Corp., ADR	23,787	2,116,091
SiTime Corp. (a)	8,423	2,507,527
SkyWater Technology, Inc. (a)	32,477	499,821
Tower Semiconductor Ltd. (a)	11,896	1,286,077
Ultra Clean Holdings, Inc. (a)	33,744	855,748
Veeco Instruments, Inc. (a)	3,472	101,487
		25,604,878

Software - 3.9%
ACI Worldwide, Inc. (a)	15,830	741,794
Agilysys, Inc. (a)	11,103	1,365,225
Alignment Healthcare, Inc. (a)	94,933	1,823,663
Asure Software, Inc. (a)	258,240	2,065,920
BILL Holdings, Inc. (a)	16,211	812,982
Blackbaud, Inc. (a)	799	45,048
Claritev Corp. (a)	10,963	592,769
Clearwater Analytics Holdings, Inc. - Class A (a)	99,840	2,202,470
Commvault Systems, Inc. (a)	8,956	1,106,066
Concentrix Corp.	830	30,054
Confluent, Inc. - Class A (a)	38,764	862,499
CSG Systems International, Inc.	2,939	231,505
DigitalOcean Holdings, Inc. (a)	24,132	1,074,357
Fastly, Inc. - Class A (a)	102,912	1,199,954
Genasys, Inc. (a)	553,060	1,233,324
Genius Sports Ltd. (a)	77,218	777,585
Gitlab, Inc. - Class A (a)	24,919	1,023,174
Innodata, Inc. (a)	15,365	883,027
JFrog Ltd. (a)	13,951	850,732
LiveRamp Holdings, Inc. (a)	5,117	147,625
Pattern Group, Inc. - Class A (a)	46,470	675,674
Planet Labs PBC (a)	202,929	2,414,855
Porch Group, Inc. (a)	192,455	1,864,889
Procore Technologies, Inc. (a)	11,108	822,659
Progress Software Corp. (a)	5,306	219,721
Smith Micro Software, Inc. (a)	218,600	131,510
Take-Two Interactive Software, Inc. (a)	3,504	862,229
UiPath, Inc. - Class A (a)	38,876	538,821
Vertex, Inc. - Class A (a)	42,043	826,986
		27,427,117

Telecommunications - 1.1%
Applied Digital Corp. (a)	23,878	647,094
Array Digital Infrastructure, Inc.	8,331	409,719
Aviat Networks, Inc. (a)	137,640	3,043,220
CommScope Holding Co., Inc. (a)	80,792	1,594,834
IDT Corp. - Class B	3,111	154,834
InterDigital, Inc.	869	310,885
Iridium Communications, Inc.	9,628	157,899
Lumen Technologies, Inc. (a)	14,164	114,870
NetGear, Inc. (a)	7,443	196,867
Telephone & Data Systems, Inc.	10,347	416,674
Viavi Solutions, Inc. (a)	23,640	424,102
		7,470,998

Textiles - 0.4%
UniFirst Corp.	16,579	2,860,706

Toys/Games/Hobbies - 0.3%
JAKKS Pacific, Inc.	137,420	2,257,811

Transportation - 0.8%
ArcBest Corp.	7,779	499,178
Hub Group, Inc. - Class A	26,107	1,006,947
Ituran Location and Control Ltd.	18,124	725,685
Knight-Swift Transportation Holdings, Inc.	1,873	85,783
Marten Transport Ltd.	7,327	75,102
PAMT CORP (a)	72,490	650,960
Saia, Inc. (a)	7,714	2,171,954
Scorpio Tankers, Inc.	4,242	243,194
		5,458,803

Water - 0.0% (c)
American States Water Co.	1,758	129,688
California Water Service Group	1,969	89,333
		219,021
TOTAL COMMON STOCKS (Cost $443,023,727)		685,243,259

TOTAL INVESTMENTS - 96.3% (Cost $443,023,727)		685,243,259
Other Assets in Excess of Liabilities - 3.7%		26,521,703
TOTAL NET ASSETS - 100.0%		$711,764,962

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Adara Smaller Companies Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$685,243,259	$–	$0	$685,243,259
Total Investments	$685,243,259	$–	$0	$685,243,259

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.